LOANS RECEIVABLE	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
LOANS RECEIVABLE
3. LOANS RECEIVABLE

On June 25, 2014, the Company advanced $51,720 (CAD$60,000) to a third party (the "borrower") pursuant to a promissory note and general security agreement. On October 3, 2014, the Company further advanced $45,952 (CAD$53,309) to the borrower. The loans bear interest at 12% per annum payable monthly, and are due on July 1, 2015. At December 31, 2014, the Company had accrued interest receivable of $3,879. The current status of the loans is described in Note 13 – Subsequent Events.